PROPERTY AND EQUIPMENT - Useful life of property and equipment (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range | Telecommunication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Bottom of range | Buildings and constructions
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Bottom of range | Office and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Top of range | Telecommunication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	30 years
Top of range | Buildings and constructions
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years
Top of range | Office and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years